Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (2,190,944)	$ (2,324,179)	$ (5,199,619)	$ (3,601,066)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	30,044	11,047	21,991	19,277
Loss on disposal of property and equipment	40,975
Amortization of debt issuance costs	52,657	116,750	116,750	16,750
Amortization of beneficial conversion feature		228,550	228,550
Issuance of common stock in exchange for services	339,720	89,100	265,065	671,920
Issuance of common stock for payoff of trade debt			19,212	142,987
Stock-based compensation	279,322	157,408	374,687	140,370
Cumulative dividend on preferred stock			39,200
Gain on spin-off of subsidiary				(52,890)
Changes in operating assets and liabilities:
Trade receivables	104,417	(124,008)	(202,749)	(4,265)
Inventories	(512,579)	(94,702)	(96,213)	(306,804)
Prepaid expenses and other assets	(201,008)	97,875	(23,208)	155,391
Accounts payable	(74,236)	(155,881)	(843,498)	1,133,166
Accrued liabilities	(619,329)	435,799	343,762	502,074
Deferred revenue	(994)	2,467	1,399	(4,688)
Net cash used in operating activities	(2,751,955)	(1,559,774)	(4,954,671)	(1,187,778)
Cash Flows From Investing Activities:
Cash acquired in acquisition	4,541
Purchases of property and equipment	(152,532)	(7,052)	(9,202)	(50,076)
Net cash used in investing activities	(147,991)	(7,052)	(9,202)	(50,076)
Cash Flows From Financing Activities:
Proceeds from preferred stock, net of issuance costs of $69,528, with detachable warrants			429,572
Proceeds from common stock, with detachable warrants – related party			565,000
Stock issuance cost related to acquisitions	(19,980)
Stock issuance cost related to common shares issued for preferred conversion	(15,000)
Proceeds from common stock, net of issuance costs of $6,033 and $23,762, with detachable warrants	1,612,467		2,451,238
Payments on convertible notes payable			(141,904)	(4,892)
Proceeds from notes payable with warrants issued – related party			295,000
Proceeds from warrant exercise	159,250		684,216
Payments of principal on notes payable	(27,612)	(408,975)
Proceeds from convertible notes payable, net of issuance costs	1,400,000	185,000	185,000	289,273
Proceeds from (repayment of) related party note payable			(12,500)	12,500
Proceeds from warrant exercise – related party			50,000
Proceeds from notes payable, warrants issued		200,000	1,405,000
Proceeds from preferred stock, net of issuance costs of $35,920, with warrants		463,080
Proceeds from common stock with detachable warrants		2,000,000
Net cash provided by financing activities	3,109,125	2,439,105	5,910,622	296,881
Net (decrease) increase in cash	209,179	872,279	946,749	(940,973)
Cash - beginning of period	1,088,066	141,317	141,317	1,082,290
Cash - end of period	1,297,245	1,013,596	1,088,066	141,317
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	81,529	219,976	91,237	4,593
Income taxes
Supplemental Disclosure of Non-Cash Financing Activity
Issuance of common stock for the acquisition of MotherLode Craft Distillery, LLC	377,000
Issuance of common stock for the acquisition of Big Bottom Distilling, LLC	134,858
Note payable issued in exchange of accounts payable	60,000
Common stock issued in exchange of notes payable	87,500		196,330
Issuance of common stock in exchange for services recorded as other assets	145,000
Dividends paid in common stock		17,759
Stock issued in lieu of accrued compensation		423,000
Stock issued to retire notes and accrued interest		$ 246,330
Stock issued for payment of trade debt			19,212
Series A preferred issued in exchange for compensation – related party			423,000
Series A preferred issued in exchange of debt			50,000
Common stock issued in exchange for dividend			17,759
Stock-based compensation recorded as prepaid expenses and other long-term assets				65,625
Conversion of accounts payable to common stock				142,987
Exchange of warrant exercise used to repay notes payable – related party			169,999
Exchange of warrant exercise used to repay notes payable			$ 401,148